Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives (Detail) - Dec. 31, 2023 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Estimated amortization expense
2024	¥ 275	$ 39
2025	206	29
2026	129	18
2027	113	16
2028	¥ 96	$ 14